Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 36.06%
iShares 0-3 Month Treasury Bond ETF		1,000	$100,050
Schwab Short-Term U.S. Treasury ETF		1,968	97,495
SPDR Portfolio Short Term Treasury ETF		1,646	48,804
Vanguard Short-Term Treasury ETF		1,645	97,482
TOTAL EXCHANGE TRADED FUNDS (Cost $349,486)			343,831

	Contracts	Notional Amount
PURCHASED OPTIONS - 124.48% (a)(b)
CALL OPTIONS - 110.87%
Invesco QQQ Trust Series 1, Expires 1/10/2023, Strike Price $380.11	26	$942,604	65,234
S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $0.47	21	948,444	936,872
S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $465.51	21	948,444	54,979
			1,057,085
PUT OPTIONS - 13.61%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 1/10/2023, Strike Price $122.86	77	931,238	51,921
SPDR S&P 500® Trust ETF, Expires 1/10/2023, Strike Price $186.67	21	948,444	2,277
iShares 20+ Year Treasury Bond ETF, Expires 1/10/2023, Strike Price $134.69	70	924,560	75,603
			129,801
TOTAL PURCHASED OPTIONS (Cost $1,220,923)			1,186,886

Total Investments (Cost $1,570,409) - 160.54%			1,530,717
Liabilities in Excess of Other Assets - (60.54)%			(577,266)
TOTAL NET ASSETS - 100.00%			$953,451

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	1/10/2023	$401.66	26	$(942,604)	$(40,741)
SPDR S&P 500® Trust ETF	1/10/2023	$186.67	21	(948,444)	(557,569)
SPDR S&P 500® Trust ETF	1/10/2023	$491.90	21	(948,444)	(27,814)
					(626,124)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	1/10/2023	$129.33	77	(931,238)	(87,275)
SPDR S&P 500® Trust ETF	1/10/2023	$418.96	21	(948,444)	(45,561)
iShares 20+ Year Treasury Bond ETF	1/10/2023	$141.78	70	(924,560)	(107,661)
					(240,497)
Total Options Written (Premiums Received $861,567)					$(866,621)

(a) Exchange-Traded